Prepaid Expenses and Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage and operating costs	$ 12,621	$ 6,414
Claim receivables	8,658	3,953
Advances to agents	795	669
Short-term derivative assets	0	1,275
Prepaid taxes	4,750	2,986
Other	2,155	4,585
Total prepaid expenses and other current assets	$ 28,979	$ 19,882